Provisions - Summary of Reconciliation of Changes In Provision for Decommissioning Costs (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Provision for Warranty [Member]
Disclosure of other provisions [line items]
Beginning balance	₨ 42
Arised during the year	223		₨ 42
Ending balance	265	$ 3	42
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	9,484		10,508	₨ 16,859
Arised during the year	1,103		804	2,429
Disposal of subsidiaries	(85)		(61)	(149)
Unwinding of discount on provisions	695		773	977
Adjustment during the year	(893)		(2,540)	(9,608)
Ending balance	₨ 10,304	$ 110	₨ 9,484	₨ 10,508